PRIVATE PLACEMENT (Details Narrative) - Private Placements [Member]	Dec. 10, 2020 EUR (€) € / shares shares
D D 3 Sponsor Group [Member]
IfrsStatementLineItems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	370,000
Sale of Stock, Price Per Share | € / shares	€ 10.00
Sale of Stock, Consideration Received on Transaction | €	€ 3,700,000
Warrant exercise price | € / shares	€ 11.50
Sponsor [Member]
IfrsStatementLineItems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	296,000
Forward Purchase Investors [Member]
IfrsStatementLineItems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	74,000